Organization and Principal Activities (Details) - Schedule of revenue net income and cash flows of VIE and subsidiaries - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Revenue Net Income And Cash Flows Of Vie And Subsidiaries Abstract
Revenue	¥ 273,979	¥ 240,742	¥ 175,215
Net loss	(29,643)	(10,722)	(14,396)
Net cash used in operating activities	(19,806)	(3,020)	(16,177)
Net cash used in investing activities	(5,830)	(2,201)	(2,269)
Net cash provided by financing activities	¥ 17,629	¥ 14,000	¥ 12,850